BORROWING, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2023
BORROWING, FINANCING AND DEBENTURES
BORROWING, FINANCING AND DEBENTURES
18  BORROWING, FINANCING AND DEBENTURES
	Ref.	Consolidated
		2023	2022
Local currency
Financing Agency for Studies and Projects -FINEP		3,546	16,979
Debentures	A	1,962,188	1,913,204
Business notes	B	517,534	519,044
Working capital – Avon operation		1,832	113,664
Working capital -Natura &Co Luxembourg operation	C	-	1,304,425
Notes – Avon	D	129,535	1,421,272
Notes – Lux	E, F	3,497,067	3,130,732
Total in local currency		6,111,702	8,419,320

Foreign currency:
Notes	F	-	5,172,966
Total in foreign currency		-	5,172,966
Grand total		6,111,702	13,592,286

Current		163,844	331,151
Non-current		5,947,858	13,261,135

Debentures
Current		68,189	77,601
Non-current		1,852,699	1,835,603

Ref.	Currency	Maturity	Charges	Effective interest rate	Guarantees
A	Brazilian Real	July 2027 to September 2032	CDI + 1.65%; CDI + 0.8%; IPCA + 6.8% and IPCA + 6.9% with bi-annual payments	CDI+1.65%, CDI+0.8%, CDI+1.34% e CDI+1.60%	Guarantee of Natura &Co Holding S.A.
B	Brazilian Real	September 2025	CDI interest + 1.55% with bi-annual payments	CDI+1.55%	Guarantee of Natura &Co Holding S.A.
C	US Dollar	November 2025	SOFR + 2.47% p.a. with bi-annual payments	SOFR + 2.47% p.a.	Guarantee of Natura &Co Holding S.A. and Natura Cosmeticos S.A.
D	US Dollar	March 2043	Interest of 8.45% of p.a. with bi-annual payments	8.45% p.a.	None
E	US Dollar	April 2029	Interest of 6.00% p.a. with bi-annual payments	6.125% p.a	Guarantee of Natura &Co Holding S.A. and Natura Cosmeticos S.A.
F	US Dollar	May 2028	Interest of 4.125% p.a. with bi-annual payments	4.125%	Guarantee of Natura &Co Holding S.A.

Changes in the balances of borrowing, financing and debentures for the years ended December 31, 2023 and 2022 are as follows:

Consolidated
Balance as of December 31, 2021	12,716,832
New borrowing and financing (a)	8,557,507
Repayment (b)	(6,826,628)
Appropriation of financial charges, net of costs of new borrowing and financing	762,703
Financial charges payment	(808,976)
Exchange rate variation	(394,389)
Translation effects (OCI)	(414,763)
Balance as of December 31, 2022	13,592,286
New borrowing and financing (c)	1,494,101
Repayment (d)	(8,057,650)
Gain on Borrowing and financing prepayment	(206,228)
Appropriation of financial charges, net of costs of new borrowing and financing (e)	839,580
Financial charges payment	(842,719)
Exchange rate variation	(322,049)
Translation effects (OCI)	(385,619)
Balance as of December 31, 2023	6,111,702
a)	Funding carried out in the year ended December 31, 2022 basically refers to: (i) use of a revolving credit line in the principal amount of up to US$625.0 million by the subsidiary Natura &Co Luxembourg; (ii) issuance of debt securities by the subsidiary Natura &Co Luxembourg maturing on April 19, 2029 in the total principal amount of US$600 million (approximately R$2,809 million), subject to interest of 6.00% per year, which are guaranteed by Natura &Co Holding and the subsidiary Natura Cosmeticos S.A. (iii) issuance of the 11th series of debentures in the amount of R$826 million maturing in 2025 and issuance of the 12th series of debentures in the amount of R$1,050 million, maturing between 2025 and 2032 by the subsidiary Natura Cosmeticos S.A. (iv) issuance of commercial notes by the subsidiary Natura Cosmeticos in the amount of R$500 million maturing in 2025 and (v) new credit line in the total principal amount of US$250 million by the subsidiary Natura &Co Luxembourg.
b)	The repayments carried out in the year ended December 31, 2022 mainly refer to (i) early redemption of debt securities of the subsidiary Avon; (ii) the early redemption of the 9th and 10th series of debentures issued by the subsidiary Natura Cosmeticos (iii) the early redemption of the credit line in the amount of £70 million from the former indirect subsidiary The Body Shop and (iv) the refinancing of the credit line credit under Resolution No. 4131/62 of the subsidiary Natura Cosmeticos.
c)	The movement that occurred in 2023 is mainly due to the revolving credit line obtained by the subsidiary Natura &Co Luxembourg during the year, which was fully settled during the third quarter with resources from the sale of the former subsidiary Aesop.
d)	The movement in amortizations in 2023 is substantially due to the debt rebalancing process initiated in the third quarter, where the Company carried out and settled (i) an offer to the holders of securities representing Avon's debt to repurchase approximately 90 % of securities issued for R$1,156,743 (comprising R$934,742 of principal, R$193,086 of premium and R$28,915 of accrued interest); and (ii) offer to holders of debt securities of Natura &Co Luxembourg (maturing in 2028 and 2029) to repurchase approximately 55% of the securities issued for R$ 4,142,906 (comprising R$ 4,049,329 of principal, R$5,800 premium and R$87,778 accrued interest). Other amortizations in the period also include the payment of working capital debt amounts at Natura &Co Luxembourg of R$ 2,402,790 (of which R$ 1,283,025 refer to the settlement of the open position in the credit line revolving loan and R$1,119,764 of working capital debt (“Club Loan”), in abovementioned item c).
e)	Amounts are net of funding costs in the total amount of R$ 15,361.

The maturities of non-current portion of borrowing, financing and debentures recorded as non-current liabilities are as follows:

	Consolidated
	2023	2022
2025	101,577	1,763,902
2026	-	11,497,233
2027 onwards	5,846,281	-
Total	5,947,858	13,261,135

i) Debentures

On July 25, 2022, carried out the 11th issue of simple, non-convertible, unsecured debentures in single series, for public distribution with restricted placement efforts, in accordance with CVM Instruction 476, of January 16, 2009 (“Issue”, “Restricted Offer”, “Debentures” and “CVM Instruction 476”, respectively) in the aggregate amount of R$826,030. A total of eight hundred and twenty-six thousand and thirty (826,030) simple debentures, not convertible into shares, in a single series, of the unsecured type, all registered and book-entry, with no certificates or pledged, and unit par value of one thousand reais (R$1,000.00), with maturity on July 21, 2027 and corresponding compensation at 100% of the accrued variation of the daily average rates for Interfinancial Deposits (DI) plus 1.65%.

The funds arising from the 11h issue were used as follows: partial repayment of the 3rd series of the 9th issue in the amount of R$162,800, partial repayment of the 1st series of the 10th issue in the amount of R$145,830, partial repayment of the 2nd series of the 10th issue in the amount of R$19,210, partial repayment of the 3rd series of the 10th issue in the amount of R$295,280 and partial repayment of the 4th series of the 10th issue in the amount of R$202,910.

On October 6, 2022, the subsidiary Natura Cosmeticos made the twelfth (12th) issue of simple, non-convertible unsecured debentures, in three series, with additional personal guarantee by the Company. The main features of the debentures are listed in the table below and support an issue operation of Real Estate Receivables Certificates (CRI). The issue of debentures was the subject of a private placement by the subsidiary Natura Cosmeticos.

Debentures of the 12th Issue
Title	Contractual fee	Maturity	Total Amount	Number of Debentures
1st series	100% DI + 0.8%	09/14/2027	R$ 255,889	255,889
2nd series	IPCA + 6.8%	09/14/2029	R$ 487,214	487,214
3rd series	IPCA + 6.9%	09/14/2032	R$ 306,897	306,897

The net proceeds obtained by the subsidiary Natura Cosmeticos with the issue of the Debentures will be used to pay rents not yet incurred and to reimburse expenses with rents already incurred in the 24 (twenty-four) months prior to the issue date.

On December 6, 2022, the subsidiary Natura Cosmeticos fully repaid the 4 series of the tenth (10th) issue of debentures in the amount of R$913,220, with original maturity on August 26, 2024.

The appropriation of costs related to the issue of debentures in the year ended December 31, 2023 was R$4,987 (R$7,704 as of December 31, 2022), recorded monthly under finance expenses, in accordance with the effective interest rate method. As of December 31, 2023, the balance of issue costs to be appropriated is R$27,072 (R$32,059 as of December 31, 2022).

ii) ESG Notes

On May 4, 2021, the subsidiary Natura Cosmeticos concluded the offer of the notes linked to the sustainability goals subject to annual interest of 4.125% and with maturity date on May 3, 2028 (“ESG Notes”) in the total principal amount of US$1 billion (approximately R$5.6 billion) and these are guaranteed by the Company. For this offer of notes, derivative instruments were contracted for foreign exchange hedging purposes.

The targets, to be met by 2026, include a reduction in greenhouse gas emissions by 13% and the use of recycled plastic in packaging by at least 25%, which the Company does not have current indications that will not be met.

On August 28, 2023, Natura &Co Luxembourg Holdings S.a.r.l, a subsidiary of the Company, assumed the position of debtor of the ESG Notes, replacing the subsidiary Natura Cosmeticos as issuer of the debt securities. With the replacement, the ESG Notes are now guaranteed by the Company and Natura Cosmeticos S.A. The appropriation of costs related to the issuance of ESG Notes in August 2023 was R$79,410.

There are no issuance costs to be recognized on December 31, 2023.

iii) Notes - Avon

As of December 31, 2023 the subsidiary Avon has the following note issued:

Notes - Avon	Main US$	Main R$	Annual percentage interest rate	Maturity
Unguaranteed	21,609	104,613	8.45%	March 15, 2043

iv) Commercial notes

On September 19, 2022, the 1st issue of commercial notes by the subsidiary Natura Cosmeticos took place, in a single series in the amount of R$500 million. The commercial notes were publicly distributed with restricted placement efforts, under the terms of CVM Instruction No. 476/2009. Resources were allocated to reinforce cash and liquidity.

The appropriation of costs related to the issue of commercial notes in the year ended December 31, 2023 was R$465 (R$126 in 2022), recorded monthly under finance expenses, in accordance with the effective interest rate method. The balance of issue costs to be appropriated on December 31, 2023 is R$801 (R$1,266 as of December 31, 2022).

18.1 Covenants

As of December 31, 2023, and 2022, the Company and its subsidiaries no longer have the obligation to calculate and disclose restrictive clauses (covenants), which establish the maintenance of minimum financial indicators resulting from the quotient of dividing the net debt of treasury by the EBITDA of the last 12 months, function the maturity and early settlement of the 9th and 10th series of debentures in December 2022.

The Company also has covenants related to non-financial indicators according to each contract. The Company is in compliance with such covenants as of December 31, 2023, and 2022.